Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.60%
Communication services: 9.31%
Diversified telecommunication services: 0.66%
AT&T, Inc.	271,124	$7,510,135
Entertainment: 1.84%
Netflix, Inc.†	15,041	17,022,201
Spotify Technology SA†	6,633	4,072,529
		21,094,730
Interactive media & services: 6.45%
Alphabet, Inc. Class A	120,282	19,100,782
Alphabet, Inc. Class C	139,577	22,456,543
Meta Platforms, Inc. Class A	59,056	32,421,744
		73,979,069
Media: 0.36%
Comcast Corp. Class A	120,687	4,127,495
Consumer discretionary: 9.20%
Automobiles: 1.53%
Tesla, Inc.†	62,182	17,545,273
Broadline retail: 4.09%
Amazon.com, Inc.†	239,700	44,205,474
eBay, Inc.	39,956	2,723,401
		46,928,875
Hotels, restaurants & leisure: 0.91%
Expedia Group, Inc.	26,246	4,118,785
McDonald’s Corp.	15,745	5,032,889
Royal Caribbean Cruises Ltd.	5,781	1,242,395
		10,394,069
Household durables: 0.59%
Lennar Corp. Class A	30,847	3,350,293
PulteGroup, Inc.	33,571	3,443,713
		6,794,006
Specialty retail: 1.76%
Home Depot, Inc.	27,857	10,042,170
TJX Cos., Inc.	78,840	10,145,131
		20,187,301
Textiles, apparel & luxury goods: 0.32%
Crocs, Inc.†	11,146	1,074,697
Deckers Outdoor Corp.†	22,734	2,519,609
		3,594,306
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Consumer staples: 6.67%
Beverages: 0.37%
Keurig Dr Pepper, Inc.	44,025	$1,522,825
PepsiCo, Inc.	20,490	2,778,034
		4,300,859
Consumer staples distribution & retail: 2.78%
Costco Wholesale Corp.	14,902	14,820,039
Target Corp.	43,706	4,226,370
Walmart, Inc.	132,553	12,890,779
		31,937,188
Food products: 0.43%
Bunge Global SA	261	20,546
Conagra Brands, Inc.	104,476	2,581,602
Tyson Foods, Inc. Class A	37,284	2,283,272
		4,885,420
Household products: 1.66%
Colgate-Palmolive Co.	80,939	7,461,767
Kimberly-Clark Corp.	36,601	4,823,280
Procter & Gamble Co.	41,490	6,745,029
		19,030,076
Tobacco: 1.43%
Altria Group, Inc.	167,863	9,929,096
Philip Morris International, Inc.	37,616	6,445,878
		16,374,974
Energy: 2.35%
Oil, gas & consumable fuels: 2.35%
Cheniere Energy, Inc.	19,990	4,619,889
Chevron Corp.	34,695	4,720,602
EOG Resources, Inc.	16,926	1,867,445
Exxon Mobil Corp.	70,968	7,496,350
Marathon Petroleum Corp.	33,597	4,616,564
Phillips 66	31,117	3,238,035
Valero Energy Corp.	3,789	439,865
		26,998,750
Financials: 14.80%
Banks: 3.58%
Bank of America Corp.	130,100	5,188,388
Citigroup, Inc.	94,596	6,468,475
East West Bancorp, Inc.	39,368	3,367,932
JPMorgan Chase & Co.	78,774	19,269,696
Wells Fargo & Co.	95,346	6,770,519
		41,065,010
See accompanying notes to portfolio of investments
2 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Capital markets: 3.66%
Ameriprise Financial, Inc.	15,287	$7,200,483
Bank of New York Mellon Corp.	96,155	7,731,823
BlackRock, Inc.	3,176	2,903,690
Charles Schwab Corp.	62,658	5,100,361
CME Group, Inc.	16,864	4,672,677
Goldman Sachs Group, Inc.	16,527	9,049,359
Interactive Brokers Group, Inc. Class A	30,581	5,255,345
		41,913,738
Consumer finance: 0.64%
American Express Co.	8,836	2,353,999
Capital One Financial Corp.	27,846	5,019,520
		7,373,519
Financial services: 4.46%
Apollo Global Management, Inc.	18,925	2,582,884
Berkshire Hathaway, Inc. Class B†	39,107	20,853,808
Corpay, Inc.†	6,031	1,962,306
Mastercard, Inc. Class A	13,061	7,158,212
PayPal Holdings, Inc.†	33,524	2,207,220
Visa, Inc. Class A	47,336	16,354,588
		51,119,018
Insurance: 2.46%
Hartford Insurance Group, Inc.	58,568	7,184,537
MetLife, Inc.	57,953	4,367,918
Progressive Corp.	31,185	8,786,062
Reinsurance Group of America, Inc.	29,940	5,608,061
Unum Group	29,482	2,289,572
		28,236,150
Health care: 10.63%
Biotechnology: 2.32%
AbbVie, Inc.	52,727	10,287,038
Amgen, Inc.	5,429	1,579,405
Exelixis, Inc.†	172,007	6,734,074
Gilead Sciences, Inc.	21,247	2,263,655
Regeneron Pharmaceuticals, Inc.	5,588	3,345,871
Vertex Pharmaceuticals, Inc.†	4,597	2,342,171
		26,552,214
Health care equipment & supplies: 2.67%
Abbott Laboratories	84,178	11,006,273
Boston Scientific Corp.†	47,941	4,931,691
Hologic, Inc.†	63,576	3,700,123
Intuitive Surgical, Inc.†	9,542	4,921,764
Stryker Corp.	16,279	6,087,044
		30,646,895
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 3

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Health care providers & services: 2.46%
Cencora, Inc.	15,074	$4,411,708
Centene Corp.†	55,385	3,314,792
CVS Health Corp.	80,367	5,361,283
Elevance Health, Inc.	8,007	3,367,584
McKesson Corp.	7,999	5,701,607
Tenet Healthcare Corp.†	12,880	1,841,196
UnitedHealth Group, Inc.	10,228	4,208,208
		28,206,378
Life sciences tools & services: 0.17%
Thermo Fisher Scientific, Inc.	4,567	1,959,243
Pharmaceuticals: 3.01%
Eli Lilly & Co.	17,319	15,568,915
Jazz Pharmaceuticals PLC†	9,960	1,164,922
Johnson & Johnson	28,160	4,401,689
Merck & Co., Inc.	47,843	4,076,224
Pfizer, Inc.	180,271	4,400,415
Zoetis, Inc.	31,288	4,893,443
		34,505,608
Industrials: 7.62%
Aerospace & defense: 1.46%
General Dynamics Corp.	6,856	1,865,655
General Electric Co.	12,639	2,547,264
Howmet Aerospace, Inc.	31,007	4,296,950
Lockheed Martin Corp.	10,213	4,879,261
Northrop Grumman Corp.	6,577	3,199,710
		16,788,840
Building products: 0.34%
Builders FirstSource, Inc.†	17,463	2,089,099
Trane Technologies PLC	4,826	1,849,854
		3,938,953
Commercial services & supplies: 0.55%
Copart, Inc.†	29,527	1,802,033
Waste Management, Inc.	19,341	4,513,416
		6,315,449
Construction & engineering: 0.67%
EMCOR Group, Inc.	15,263	6,115,884
MasTec, Inc.†	12,063	1,535,861
		7,651,745
Electrical equipment: 0.28%
Emerson Electric Co.	24,739	2,600,316
Vertiv Holdings Co. Class A	7,334	626,177
		3,226,493
See accompanying notes to portfolio of investments
4 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Ground transportation: 0.33%
Uber Technologies, Inc.†	45,920	$3,719,979
Industrial conglomerates: 0.55%
Honeywell International, Inc.	29,938	6,301,949
Machinery: 1.50%
Allison Transmission Holdings, Inc.	45,654	4,211,125
Caterpillar, Inc.	13,754	4,253,699
PACCAR, Inc.	24,672	2,225,661
Parker-Hannifin Corp.	10,746	6,501,975
		17,192,460
Passenger airlines: 0.53%
United Airlines Holdings, Inc.†	87,840	6,045,149
Professional services: 1.24%
CACI International, Inc. Class A†	10,829	4,958,274
Leidos Holdings, Inc.	35,261	5,189,714
Science Applications International Corp.	33,729	4,082,221
		14,230,209
Trading companies & distributors: 0.17%
WESCO International, Inc.	11,953	1,947,861
Information technology: 29.25%
Communications equipment: 1.45%
Arista Networks, Inc.†	71,219	5,859,187
Cisco Systems, Inc.	186,382	10,759,833
		16,619,020
Electronic equipment, instruments & components: 0.30%
TD SYNNEX Corp.	15,117	1,674,964
Zebra Technologies Corp. Class A†	7,083	1,773,016
		3,447,980
IT services: 0.95%
Accenture PLC Class A	19,348	5,787,954
VeriSign, Inc.†	18,115	5,110,604
		10,898,558
Semiconductors & semiconductor equipment: 9.95%
Applied Materials, Inc.	23,157	3,489,991
Broadcom, Inc.	137,912	26,543,923
Intel Corp.	32,469	652,627
KLA Corp.	12,546	8,815,949
Lam Research Corp.	15,763	1,129,734
Micron Technology, Inc.	18,889	1,453,508
NVIDIA Corp.	571,241	62,219,570
QUALCOMM, Inc.	65,691	9,752,486
		114,057,788
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 5

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Software: 10.10%
Adobe, Inc.†	12,748	$4,780,245
Autodesk, Inc.†	4,515	1,238,239
Cadence Design Systems, Inc.†	3,437	1,023,332
Docusign, Inc. Class A†	43,714	3,573,619
Fortinet, Inc.†	50,642	5,254,614
Microsoft Corp.	180,380	71,296,999
Oracle Corp.	12,748	1,793,898
Palantir Technologies, Inc. Class A†	36,195	4,286,936
Salesforce, Inc.	38,146	10,250,212
ServiceNow, Inc.†	9,867	9,423,084
Zoom Communications, Inc. Class A†	38,241	2,965,207
		115,886,385
Technology hardware, storage & peripherals: 6.50%
Apple, Inc.	350,949	74,576,663
Materials: 2.26%
Chemicals: 1.02%
CF Industries Holdings, Inc.	72,325	5,668,110
Linde PLC	13,363	6,056,513
		11,724,623
Containers & packaging: 0.67%
Crown Holdings, Inc.	79,308	7,639,740
Metals & mining: 0.57%
Freeport-McMoRan, Inc.	70,152	2,527,576
Royal Gold, Inc.	22,107	4,039,170
		6,566,746
Real estate: 2.81%
Health care REITs: 0.45%
Omega Healthcare Investors, Inc.	132,114	5,159,052
Industrial REITs: 0.34%
Prologis, Inc.	37,706	3,853,553
Retail REITs: 0.51%
Simon Property Group, Inc.	37,273	5,866,025
Specialized REITs: 1.51%
American Tower Corp.	4,582	1,032,828
Gaming & Leisure Properties, Inc.	88,324	4,227,187
Public Storage	22,257	6,686,670
VICI Properties, Inc. Class A	169,144	5,415,991
		17,362,676
Utilities: 2.70%
Electric utilities: 1.98%
American Electric Power Co., Inc.	70,285	7,614,677
See accompanying notes to portfolio of investments
6 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Electric utilities(continued)
Duke Energy Corp.	75,934	$9,265,466
NextEra Energy, Inc.	86,802	5,805,318
		22,685,461
Gas utilities: 0.62%
National Fuel Gas Co.	92,284	7,085,566
Independent power and renewable electricity producers: 0.10%
Vistra Corp.	9,047	1,172,763
Total common stocks (Cost $573,200,407)		1,119,221,985

		Yield
Short-term investments: 2.22%
Investment companies: 2.22%
Allspring Government Money Market Fund Select Class♠∞		4.26%	25,476,494	25,476,494
Total short-term investments (Cost $25,476,494)				25,476,494
Total investments in securities (Cost $598,676,901)	99.82%			1,144,698,479
Other assets and liabilities, net	0.18			2,091,479
Total net assets	100.00%			$1,146,789,958

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,805,163	$141,340,892	$(125,669,561)	$0	$0	$25,476,494	25,476,494	$822,329
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	87	6-20-2025	$23,817,654	$24,303,450	$485,796	$0
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 7

Notes to portfolio of investments—April 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Disciplined U.S. Core Fund

Notes to portfolio of investments—April 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$106,711,429	$0	$0	$106,711,429
Consumer discretionary	105,443,830	0	0	105,443,830
Consumer staples	76,528,517	0	0	76,528,517
Energy	26,998,750	0	0	26,998,750
Financials	169,707,435	0	0	169,707,435
Health care	121,870,338	0	0	121,870,338
Industrials	87,359,087	0	0	87,359,087
Information technology	335,486,394	0	0	335,486,394
Materials	25,931,109	0	0	25,931,109
Real estate	32,241,306	0	0	32,241,306
Utilities	30,943,790	0	0	30,943,790
Short-term investments
Investment companies	25,476,494	0	0	25,476,494
	1,144,698,479	0	0	1,144,698,479
Futures contracts	485,796	0	0	485,796
Total assets	$1,145,184,275	$0	$0	$1,145,184,275
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of April 30, 2025, $2,872,028 was segregated as cash collateral for these open futures contracts.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Disciplined U.S. Core Fund | 9